INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53212

February 28, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)

File No. 333-122901 and 811-21719 on behalf of the Aristotle/Saul Global Equity Fund (formerly, the Aristotle/Saul Global Opportunities Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 1080 to its Registration Statement under Rule 485(a)(1) for the purpose of: (i) renaming the Aristotle/Saul Global Opportunities Fund to the Aristotle/Saul Global Equity Fund; (ii) making changes to the Fund’s principal investment strategies and risks, (iii) making changes to the Fund’s portfolio management team; and (iv) making other non-fundamental changes.

Please direct your comments this Post-Effective Amendment to Diane J. Drake at (626) 385-5777. Thank you.

Sincerely,

/s/CARMEN M. CASTILLO-ANDINO
Carmen M. Castillo-Andino
Investment Managers Series Trust